Shareholder Report, Line Graph (Details) - USD ($)			5 Months Ended	12 Months Ended		17 Months Ended	24 Months Ended	29 Months Ended	36 Months Ended	41 Months Ended	48 Months Ended	53 Months Ended	60 Months Ended	65 Months Ended	72 Months Ended	77 Months Ended	84 Months Ended	89 Months Ended	96 Months Ended	101 Months Ended	108 Months Ended	113 Months Ended	120 Months Ended	125 Months Ended
	Dec. 31, 2015	Jul. 22, 2015	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025
C000097933
Account Value [Line Items]
Line Graph and Table Measure Name				TOPS Managed Risk Balanced ETF Portfolio
Accumulated Value	$ 10,000				$ 10,639		$ 11,798		$ 11,113		$ 12,758		$ 13,545		$ 14,737		$ 13,005		$ 14,239		$ 15,148		$ 16,564
C000097932
Account Value [Line Items]
Line Graph and Table Measure Name				TOPS Managed Risk Balanced ETF Portfolio
Accumulated Value	10,000				10,622		11,747		11,038		12,644		13,389		14,537		12,815		13,971		14,822		16,161
C000112453
Account Value [Line Items]
Line Graph and Table Measure Name				TOPS Managed Risk Balanced ETF Portfolio
Accumulated Value	10,000				10,602		11,724		11,003		12,597		13,310		14,442		12,697		13,860		14,686		15,998
C000112454
Account Value [Line Items]
Line Graph and Table Measure Name				TOPS Managed Risk Balanced ETF Portfolio
Accumulated Value	10,000				10,582		11,665		10,918		12,465		13,146		14,235		12,502		13,581		14,354		15,602
C000158840
Account Value [Line Items]
Line Graph and Table Measure Name				TOPS Managed Risk Balanced ETF Portfolio
Accumulated Value		$ 10,000	$ 9,446			$ 10,009		$ 11,014		$ 10,389		$ 11,806		$ 12,457		$ 13,461		$ 9,203		$ 9,994		$ 13,718		$ 14,923
C000097936
Account Value [Line Items]
Line Graph and Table Measure Name				TOPS Managed Risk Growth ETF Portfolio
Accumulated Value	10,000				10,587		12,489		11,428		13,407		14,140		15,949		13,804		15,385		16,602		18,586
C000097937
Account Value [Line Items]
Line Graph and Table Measure Name				TOPS Managed Risk Growth ETF Portfolio
Accumulated Value	10,000				10,557		12,421		11,337		13,273		13,962		15,720		13,562		15,073		16,235		18,127
C000112457
Account Value [Line Items]
Line Graph and Table Measure Name				TOPS Managed Risk Growth ETF Portfolio
Accumulated Value	10,000				10,551		12,392		11,297		13,210		13,894		15,621		13,467		14,949		16,089		17,940
C000112458
Account Value [Line Items]
Line Graph and Table Measure Name				TOPS Managed Risk Growth ETF Portfolio
Accumulated Value	10,000				10,515		12,338		11,217		13,083		13,718		15,382		13,250		14,669		15,738		17,512
C000158842
Account Value [Line Items]
Line Graph and Table Measure Name				TOPS Managed Risk Growth ETF Portfolio
Accumulated Value		10,000	9,097			9,591		11,218		10,284		11,942		12,530		14,034		12,155		13,445		14,501		16,181
C000097934
Account Value [Line Items]
Line Graph and Table Measure Name				TOPS Managed Risk Moderate Growth ETF Portfolio
Accumulated Value	10,000				10,650		12,160		11,308		13,184		14,001		15,593		13,531		14,969		16,150		17,859
C000097935
Account Value [Line Items]
Line Graph and Table Measure Name				TOPS Managed Risk Moderate Growth ETF Portfolio
Accumulated Value	10,000				10,631		12,103		11,230		13,060		13,832		15,362		13,311		14,686		15,800		17,436
C000112455
Account Value [Line Items]
Line Graph and Table Measure Name				TOPS Managed Risk Moderate Growth ETF Portfolio
Accumulated Value	10,000				10,614		12,083		11,192		13,000		13,767		15,279		13,213		14,564		15,668		17,271
C000112456
Account Value [Line Items]
Line Graph and Table Measure Name				TOPS Managed Risk Moderate Growth ETF Portfolio
Accumulated Value	10,000				10,584		12,026		11,110		12,874		13,586		15,043		12,973		14,276		15,301		16,831
C000158841
Account Value [Line Items]
Line Graph and Table Measure Name				TOPS Managed Risk Moderate Growth ETF Portfolio
Accumulated Value		10,000	9,257			9,818		11,107		10,354		11,929		12,588		13,925		12,137		12,894		14,273		15,716
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000				11,196		13,640		13,042		17,149		20,304		26,132		21,399		27,025		33,786		39,827
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000				11,196		13,640		13,042		17,149		20,304		26,132		21,399		27,025		33,786		39,827
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000				11,196		13,640		13,042		17,149		20,304		26,132		21,399		27,025		33,786		39,827
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000				11,196		13,640		13,042		17,149		20,304		26,132		21,399		27,025		33,786		39,827
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000	9,765			10,932		13,319		12,735		16,745		19,826		25,517		20,896		26,389		32,991		38,890
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000				11,196		13,640		13,042		17,149		20,304		26,132		21,399		27,025		33,786		39,827
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000				11,196		13,640		13,042		17,149		20,304		26,132		21,399		27,025		33,786		39,827
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000				11,196		13,640		13,042		17,149		20,304		26,132		21,399		27,025		33,786		39,827
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000				11,196		13,640		13,042		17,149		20,304		26,132		21,399		27,025		33,786		39,827
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000	9,765			10,932		13,319		12,735		16,745		19,826		25,517		20,896		26,389		32,991		38,890
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000				11,196		13,640		13,042		17,149		20,304		26,132		21,399		27,025		33,786		39,827
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000				11,196		13,640		13,042		17,149		20,304		26,132		21,399		27,025		33,786		39,827
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000				11,196		13,640		13,042		17,149		20,304		26,132		21,399		27,025		33,786		39,827
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000				$ 11,196		$ 13,640		$ 13,042		$ 17,149		$ 20,304		$ 26,132		$ 21,399		$ 27,025		$ 33,786		$ 39,827
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 10,000	$ 9,765			$ 10,932		$ 13,319		$ 12,735		$ 16,745		$ 19,826		$ 25,517		$ 20,896		$ 26,389		$ 32,991		$ 38,890